Finance Receivables - Components of Finance Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Finance receivables, gross	€ 569,723	€ 411,654
Unearned interest	(5,107)	(7,095)
Finance receivables, net	564,616	404,559
Current portion of finance receivables, gross	450,688	285,966
Current portion of unearned interest	(3,304)	(5,443)
Non-current portion of finance receivables, net	€ 117,232	€ 124,036